UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, CT 06759

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:

/s/ Fred Shahrabani               Litchfield, CT            August 14, 2008
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     131,531
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 6/30/08

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

BGC PARTNERS INC              CL A           05541T101    1,871      247,825 SH          SOLE                     247,825
CAPITAL ONE FINL CORP         COM            14040H105    7,602      200,000     PUT     SOLE                     200,000
DOWNEY FINL CORP              COM            261018105      881      318,100 SH          SOLE                     318,100
ENDURANCE SPECIALTY HLDGS LT  SHS            G30397106    1,541       50,044 SH          SOLE                      50,044
GRUBB & ELLIS CO              COM PAR $0.01  400095204    2,096      544,410 SH          SOLE                     544,410
KNIGHT CAPITAL GROUP INC      CL A           499005106      450       25,000 SH          SOLE                      25,000
LANDAMERICA FINL GROUP INC    COM            514936103    1,261       56,831 SH          SOLE                      56,831
MAX CAPITAL GROUP LTD         SHS            G6052F103    1,416       66,382 SH          SOLE                      66,382
NATIONAL CITY CORP            COM            635405103    1,422      298,086 SH          SOLE                     298,086
PHARMACYCLICS INC             COM            716933106      709      404,888 SH          SOLE                     404,888
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104   45,170    1,000,000     PUT     SOLE                   1,000,000
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605   10,130      500,000 SH          SOLE                     500,000
SPDR SERIES TRUST             KBW REGL BKG   78464A698    5,326      200,000 SH          SOLE                     200,000
SPDR TR                       UNIT SER 1     78462F103   39,674      310,000     PUT     SOLE                     310,000
STEWART INFORMATION SVCS COR  COM            860372101    9,062      468,581 SH          SOLE                     468,581
TRAVELERS COMPANIES INC       COM            89417E109    2,604       60,000 SH          SOLE                      60,000
TRIAD GTY INC                 COM            895925105      317      304,795 SH          SOLE                     304,795